Restatement of prior period financial statements - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (539,485)	$ (340,830)	[1]
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	22,371	53,204	[1]
Warranties	8,612	34,619	[1]
Impairment of inventory	27,132	11,795	[1]
Finance income	(5,606)	(12,489)	[1]
Finance expense	201,427	92,656	[1]
Fair value change - Earn-out rights	(139,638)	(232,995)	[1]
Fair value change - Class C Shares	(2,500)	(10,750)	[1]
Income tax expense	17,003	6,925	[1]
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	0	2,070	[1]
Other provisions	13,321	14,873	[1]
Unrealized exchange gain on trade payables	(5,629)	(5,022)	[1]
Other non-cash expense and income	6,627	7,397	[1]
Change in operating assets and liabilities:
Inventories	163,488	(189,201)	[1]
Contract liabilities	1,913	21,163	[1]
Trade receivables, prepaid expenses and other assets	115,560	68,688	[1]
Trade payables, accrued expenses and other liabilities	97,113	(134,766)	[1]
Interest received	5,606	12,489	[1]
Interest paid	(146,199)	(48,667)	[1]
Taxes paid	(15,128)	(11,401)	[1]
Cash used for operating activities	(169,662)	(660,242)	[1]
Cash flows from investing activities
Additions to property, plant and equipment	(83,884)	(42,948)	[1]
Additions to intangible assets	(236,935)	(237,930)	[1]
Proceeds from sale of property, plant, and equipment	34	1,710	[1]
Cash used for investing activities	(355,085)	(279,168)	[1]
Cash flows from financing activities
Proceeds from short-term borrowings	394,640	1,671,964	[1]
Principal repayments of short-term borrowings		(598,953)
Principal repayments of lease liabilities		(11,571)
Cash provided by financing activities	445,120	1,061,440	[1]
Effect of foreign exchange rate changes on cash and cash equivalents	(20,389)	(38,495)	[1]
Net (decrease) increase in cash and cash equivalents	(100,016)	83,535	[1]
Cash and cash equivalents at the beginning of the period	768,927	973,877	[1]
Cash and cash equivalents at the end of the period	$ 668,911	1,057,412	[1]
Originally Reported Amounts
Cash flows from operating activities
Net loss		(313,035)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization		57,074
Warranties		36,003
Impairment of inventory		11,795
Finance income		(12,489)
Finance expense		90,516
Fair value change - Earn-out rights		(232,995)
Fair value change - Class C Shares		(10,750)
Income tax expense		5,002
Loss on derecognition and disposal of property, plant, and equipment and intangible assets		0
Other provisions		0
Unrealized exchange gain on trade payables		0
Other non-cash expense and income		19,252
Change in operating assets and liabilities:
Inventories		(206,373)
Contract liabilities		24,673
Trade receivables, prepaid expenses and other assets		72,372
Trade payables, accrued expenses and other liabilities		(154,206)
Interest received		12,489
Interest paid		(48,667)
Taxes paid		(11,401)
Cash used for operating activities		(660,740)
Cash flows from investing activities
Additions to property, plant and equipment		(42,948)
Additions to intangible assets		(239,850)
Proceeds from sale of property, plant, and equipment		1,710
Cash used for investing activities		(281,088)
Cash flows from financing activities
Proceeds from short-term borrowings		1,671,964
Principal repayments of short-term borrowings		(598,953)
Principal repayments of lease liabilities		(9,045)
Cash provided by financing activities		1,063,966
Effect of foreign exchange rate changes on cash and cash equivalents		(38,603)
Net (decrease) increase in cash and cash equivalents		83,535
Cash and cash equivalents at the beginning of the period		973,877
Cash and cash equivalents at the end of the period		1,057,412
Adjustments
Cash flows from operating activities
Net loss		(27,795)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization		(3,870)
Warranties		(1,384)
Impairment of inventory		0
Finance income		0
Finance expense		2,140
Fair value change - Earn-out rights		0
Fair value change - Class C Shares		0
Income tax expense		1,923
Loss on derecognition and disposal of property, plant, and equipment and intangible assets		2,070
Other provisions		14,873
Unrealized exchange gain on trade payables		(5,022)
Other non-cash expense and income		(11,855)
Change in operating assets and liabilities:
Inventories		17,172
Contract liabilities		(3,510)
Trade receivables, prepaid expenses and other assets		(3,684)
Trade payables, accrued expenses and other liabilities		19,440
Interest received		0
Interest paid		0
Taxes paid		0
Cash used for operating activities		498
Cash flows from investing activities
Additions to property, plant and equipment		0
Additions to intangible assets		1,920
Proceeds from sale of property, plant, and equipment		0
Cash used for investing activities		1,920
Cash flows from financing activities
Proceeds from short-term borrowings		0
Principal repayments of short-term borrowings		0
Principal repayments of lease liabilities		(2,526)
Cash provided by financing activities		(2,526)
Effect of foreign exchange rate changes on cash and cash equivalents		108
Net (decrease) increase in cash and cash equivalents		0
Cash and cash equivalents at the beginning of the period		0
Cash and cash equivalents at the end of the period		$ 0

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.